THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
January 31, 2025 (UNAUDITED)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—1.5%
HEICO Corp.	32,799	$ 7,836,993
HEICO Corp., Cl. A	55,916	10,642,492
TransDigm Group, Inc.	11,855	16,043,846

		34,523,331
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
LVMH Moët Hennessy Louis Vuitton SE	7,837	5,732,018
APPLICATION SOFTWARE—6.7%
Adobe, Inc.*	4,820	2,108,509
AppLovin Corp., Cl. A*	314,630	116,284,102
Autodesk, Inc.*	30,317	9,438,895
Cadence Design Systems, Inc.*	48,123	14,322,367
Core Scientific, Inc.*	1,223,629	15,013,928

		157,167,801
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Blackstone, Inc.	15,875	2,811,621
AUTOMOBILE MANUFACTURERS—3.1%
Tesla, Inc.*	180,144	72,886,262
BIOTECHNOLOGY—2.4%
BioNTech SE ADR*	53,558	6,628,874
Natera, Inc.*	228,637	40,450,458
Nuvalent, Inc., Cl. A*	20,666	1,773,349
Sarepta Therapeutics, Inc.*	30,808	3,503,486
Vaxcyte, Inc.*	30,696	2,711,071

		55,067,238
BROADLINE RETAIL—11.2%
Amazon.com, Inc.*	925,556	219,986,150
Global-e Online Ltd.*	360,850	21,611,307
MercadoLibre, Inc.*	10,631	20,434,802

		262,032,259
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	168,666	7,075,539
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	140,030	6,923,083
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	25,051	7,705,938
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	8,936	1,857,973
DIVERSIFIED BANKS—0.6%
Citigroup, Inc.	68,465	5,575,105
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
DIVERSIFIED BANKS—0.6% (CONT.)
Wells Fargo & Co.	104,397	$ 8,226,484

		13,801,589
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	25,669	7,700,187
NRG Energy, Inc.	165,655	16,969,698

		24,669,885
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	25,915	8,459,692
Vertiv Holdings Co., Cl. A	350,589	41,025,925

		49,485,617
ELECTRONIC COMPONENTS—0.1%
Coherent Corp.*	17,746	1,605,836
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
GFL Environmental, Inc.	1,123,448	48,454,312
FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	51,045	26,615,374
FOOTWEAR—0.1%
On Holding AG, Cl. A*	37,266	2,231,488
HEALTHCARE EQUIPMENT—2.4%
Boston Scientific Corp.*	247,889	25,373,918
Intuitive Surgical, Inc.*	53,015	30,318,218

		55,692,136
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Talen Energy Corp.*	118,636	26,305,161
Vistra Corp.	93,808	15,762,558

		42,067,719
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	101,538	7,216,306
Sea Ltd. ADR*	182,641	22,243,847

		29,460,153
INTERACTIVE MEDIA & SERVICES—10.7%
Alphabet, Inc., Cl. C	319,331	65,654,453
Meta Platforms, Inc., Cl. A	269,059	185,430,082

		251,084,535
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Cloudflare, Inc., Cl. A*	110,228	15,255,555
Shopify, Inc., Cl. A*	12,753	1,489,550
Snowflake, Inc., Cl. A*	20,809	3,777,042

		20,522,147
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	357,283	$ 18,560,852
LIFE SCIENCES TOOLS & SERVICES—0.1%
Danaher Corp.	12,173	2,711,414
MOVIES & ENTERTAINMENT—4.3%
Liberty Media Corp. Series C Liberty Formula One*	134,648	12,885,814
Netflix, Inc.*	64,727	63,222,744
Spotify Technology SA*	45,600	25,013,880

		101,122,438
PASSENGER AIRLINES—2.0%
Delta Air Lines, Inc.	177,742	11,956,704
United Airlines Holdings, Inc.*	335,606	35,520,539

		47,477,243
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	24,380	19,774,130
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.1%
ASML Holding NV ADR	2,865	2,118,123
SEMICONDUCTORS—17.4%
Advanced Micro Devices, Inc.*	24,675	2,861,066
Astera Labs, Inc.*	100,940	10,237,335
Broadcom, Inc.	343,011	75,898,044
NVIDIA Corp.	2,117,079	254,197,675
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	310,915	65,080,728

		408,274,848
SYSTEMS SOFTWARE—13.7%
Microsoft Corp.	678,993	281,822,835
Nebius Group NV, Cl. A*	828,828	27,069,522
ServiceNow, Inc.*	10,451	10,643,089

		319,535,446
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	615,333	145,218,588
TRADING COMPANIES & DISTRIBUTORS—0.1%
United Rentals, Inc.	3,169	2,402,292
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Block, Inc.*	50,606	4,596,037
Visa, Inc., Cl. A	162,885	55,674,093

		60,270,130
TOTAL COMMON STOCKS (Cost $820,530,923)		2,306,939,358
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.3%
APPLICATION SOFTWARE—1.2%
Databricks, Inc. Series J(a),*,@	239,567	$ 22,159,947
SB Technology, Inc. Series E(a),*,@	365,046	6,282,442

		28,442,389
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc.,Series G(a),*,@	38,919	1,316,630
TOTAL PREFERRED STOCKS (Cost $31,130,517)		29,759,019
REAL ESTATE INVESTMENT TRUST—0.3%
DATA CENTER—0.3%
Equinix, Inc.	6,304	5,759,713
(Cost $5,891,462)		5,759,713
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,891,462)		5,759,713
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,539,704
(Cost $3,075,000)		2,539,704

Total Investments (Cost $860,627,902)	100.3%	$2,344,997,794
Affiliated Securities (Cost $3,075,000)		2,539,704
Unaffiliated Securities (Cost $857,552,902)		2,342,458,090
Liabilities in Excess of Other Assets	(0.3)%	(5,850,281)
NET ASSETS	100.0%	$2,339,147,513

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Chime Financial, Inc.,Series G	08/24/21	$2,688,128	$1,316,630	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	2,539,704	0.1%
Databricks, Inc. Series J	12/17/24	22,159,947	22,159,947	0.9%
SB Technology, Inc. Series E	10/23/24	6,282,442	6,282,442	0.3%
Total		$34,205,517	$32,298,723	1.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.6%
AEROSPACE & DEFENSE—1.5%
HEICO Corp., Cl. A	169,873	$ 32,331,928
APPLICATION SOFTWARE—7.5%
AppLovin Corp., Cl. A*	324,985	120,111,206
Cadence Design Systems, Inc.*	77,023	22,923,585
Core Scientific, Inc.*	1,582,505	19,417,337

		162,452,128
AUTOMOBILE MANUFACTURERS—3.6%
Tesla, Inc.*	191,776	77,592,570
BIOTECHNOLOGY—2.0%
BioNTech SE ADR*	66,584	8,241,102
Natera, Inc.*	201,279	35,610,280

		43,851,382
BROADLINE RETAIL—7.8%
Amazon.com, Inc.*	545,373	129,624,255
Global-e Online Ltd.*	288,271	17,264,550
MercadoLibre, Inc.*	12,031	23,125,868

		170,014,673
BUILDING PRODUCTS—0.3%
Trex Co., Inc.*	82,254	5,990,559
COAL & CONSUMABLE FUELS—0.9%
Cameco Corp.	385,315	19,049,974
ELECTRIC UTILITIES—1.6%
NRG Energy, Inc.	344,915	35,333,093
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Eaton Corp. PLC	45,877	14,976,088
Vertiv Holdings Co., Cl. A	393,129	46,003,955

		60,980,043
ELECTRONIC COMPONENTS—0.4%
Coherent Corp.*	101,319	9,168,356
ENVIRONMENTAL & FACILITIES SERVICES—3.4%
GFL Environmental, Inc.	1,700,962	73,362,491
FINANCIAL EXCHANGES & DATA—1.0%
S&P Global, Inc.	39,841	20,773,496
HEALTHCARE EQUIPMENT—1.3%
Boston Scientific Corp.*	195,103	19,970,743
Glaukos Corp.*	58,743	9,189,755

		29,160,498
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.0%
Talen Energy Corp.*	196,996	43,679,923
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.0% (CONT.)
Vistra Corp.	134,906	$ 22,668,255

		66,348,178
INTERACTIVE HOME ENTERTAINMENT—1.9%
Roblox Corp., Cl. A*	117,753	8,368,706
Sea Ltd. ADR*	270,775	32,977,687

		41,346,393
INTERACTIVE MEDIA & SERVICES—8.4%
Alphabet, Inc., Cl. C	207,487	42,659,327
Meta Platforms, Inc., Cl. A	196,357	135,325,317
Pinterest, Inc., Cl. A*	138,910	4,578,474

		182,563,118
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Cloudflare, Inc., Cl. A*	31,552	4,366,797
Snowflake, Inc., Cl. A*	63,278	11,485,590

		15,852,387
INVESTMENT BANKING & BROKERAGE—1.8%
Goldman Sachs Group, Inc.	13,002	8,326,481
Jefferies Financial Group, Inc.	29,531	2,270,638
Robinhood Markets, Inc., Cl. A*	530,123	27,539,890

		38,137,009
MOVIES & ENTERTAINMENT—5.4%
Liberty Media Corp. Series C Liberty Formula One*	212,781	20,363,142
Netflix, Inc.*	75,590	73,833,288
Spotify Technology SA*	41,895	22,981,502

		117,177,932
PASSENGER AIRLINES—3.4%
Delta Air Lines, Inc.	536,599	36,097,015
United Airlines Holdings, Inc.*	366,348	38,774,272

		74,871,287
PHARMACEUTICALS—1.0%
Eli Lilly & Co.	27,313	22,153,028
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
ASML Holding NV ADR	11,311	8,362,335
SEMICONDUCTORS—17.9%
Astera Labs, Inc.*	143,120	14,515,230
Broadcom, Inc.	374,829	82,938,413
NVIDIA Corp.	1,675,535	201,181,487
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	438,337	91,752,701

		390,387,831
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
SYSTEMS SOFTWARE—12.0%
Microsoft Corp.	485,324	$ 201,438,580
Nebius Group NV, Cl. A*	1,419,808	46,370,929
ServiceNow, Inc.*	13,803	14,056,699

		261,866,208
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.	409,147	96,558,692
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	143,057	48,896,883
TOTAL COMMON STOCKS (Cost $1,160,715,274)		2,104,582,472
PREFERRED STOCKS—3.4%
APPLICATION SOFTWARE—3.4%
Databricks, Inc. Series J(a),*,@	552,095	51,068,788
SB Technology, Inc. Series E(a),*,@	1,317,338	22,671,387

		73,740,175
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	76,825	—
TOTAL PREFERRED STOCKS (Cost $74,085,887)		73,740,175

Total Investments (Cost $1,234,801,161)	100.0%	$2,178,322,647
Unaffiliated Securities (Cost $1,234,801,161)		2,178,322,647
Other Assets in Excess of Liabilities	0.0%	442,865
NET ASSETS	100.0%	$2,178,765,512

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Databricks, Inc. Series J	12/17/24	$51,068,788	$51,068,788	2.4%
Prosetta Biosciences, Inc., Series D	2/6/15	345,712	—	0.0%
SB Technology, Inc. Series E	10/23/24-12/18/24	22,671,387	22,671,387	1.0%
Total		$74,085,887	$73,740,175	3.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
ADVERTISING—0.7%
The Trade Desk, Inc., Cl. A*	3,646	$ 432,707
AEROSPACE & DEFENSE—3.0%
Axon Enterprise, Inc.*	956	623,484
HEICO Corp.	5,105	1,219,789

		1,843,273
APPLICATION SOFTWARE—19.8%
AppLovin Corp., Cl. A*	7,144	2,640,351
Clearwater Analytics Holdings, Inc., Cl. A*	37,212	1,047,890
Constellation Software, Inc.	584	1,909,907
Datadog, Inc., Cl. A*	5,549	791,898
Fair Isaac Corp.*	82	153,632
Guidewire Software, Inc.*	6,477	1,368,396
Palantir Technologies, Inc., Cl. A*	22,521	1,857,757
Procore Technologies, Inc.*	7,213	573,866
The Descartes Systems Group, Inc.*	14,357	1,661,870

		12,005,567
ASSET MANAGEMENT & CUSTODY BANKS—4.9%
Ares Management Corp., Cl. A	5,039	998,830
Blue Owl Capital, Inc., Cl. A	76,382	1,986,696

		2,985,526
AUTOMOTIVE RETAIL—1.0%
Carvana Co.*	2,459	608,553
BIOTECHNOLOGY—3.4%
Natera, Inc.*	9,746	1,724,262
Vaxcyte, Inc.*	4,192	370,238

		2,094,500
BROADLINE RETAIL—0.8%
Global-e Online Ltd.*	8,217	492,116
BUILDING PRODUCTS—1.5%
Builders FirstSource, Inc.*	5,351	895,115
CARGO GROUND TRANSPORTATION—1.9%
Old Dominion Freight Line, Inc.	6,092	1,130,736
CONSTRUCTION & ENGINEERING—1.4%
Comfort Systems USA, Inc.	1,882	821,963
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	1,502	817,268
DIVERSIFIED BANKS—1.3%
NU Holdings, Ltd., Cl. A*	60,750	804,330
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	15,901	1,860,735
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
ELECTRONIC COMPONENTS—1.8%
Amphenol Corp., Cl. A	15,349	$ 1,086,402
ENVIRONMENTAL & FACILITIES SERVICES—4.0%
GFL Environmental, Inc.	55,754	2,404,670
FINANCIAL EXCHANGES & DATA—2.2%
Coinbase Global, Inc., Cl. A*	2,243	653,453
MSCI, Inc., Cl. A	1,156	689,866

		1,343,319
HEALTHCARE EQUIPMENT—1.1%
IDEXX Laboratories, Inc.*	1,551	654,600
HEALTHCARE TECHNOLOGY—1.1%
Veeva Systems, Inc., Cl. A*	2,799	652,895
HOME IMPROVEMENT RETAIL—0.6%
Floor & Decor Holdings, Inc., Cl. A*	3,724	372,772
HOMEBUILDING—2.5%
NVR, Inc.*	193	1,547,123
HOMEFURNISHING RETAIL—0.9%
Wayfair, Inc., Cl. A*	10,967	530,474
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	4,449	1,139,255
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	2,336	480,095
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.5%
Talen Energy Corp.*	6,776	1,502,442
INSURANCE BROKERS—1.0%
Ryan Specialty Holdings, Inc., Cl. A	8,770	583,907
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	11,183	794,776
INTERACTIVE MEDIA & SERVICES—2.0%
Pinterest, Inc., Cl. A*	37,790	1,245,558
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	9,117	1,261,793
INVESTMENT BANKING & BROKERAGE—0.3%
Robinhood Markets, Inc., Cl. A*	3,067	159,331
IT CONSULTING & OTHER SERVICES—2.0%
Globant SA*	5,825	1,242,589
LIFE SCIENCES TOOLS & SERVICES—3.1%
Repligen Corp.*	6,961	1,156,988
West Pharmaceutical Services, Inc.	2,068	706,325

		1,863,313
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
MOVIES & ENTERTAINMENT—4.3%
Spotify Technology SA*	2,873	$ 1,575,984
TKO Group Holdings, Inc., Cl. A*	6,688	1,038,045

		2,614,029
PERSONAL CARE PRODUCTS—0.9%
e.l.f. Beauty, Inc.*	5,454	544,909
PROPERTY & CASUALTY INSURANCE—1.3%
Intact Financial Corp.	4,360	774,441
REAL ESTATE SERVICES—3.5%
CBRE Group, Inc., Cl. A*	10,925	1,581,284
CoStar Group, Inc.*	7,343	562,474

		2,143,758
RESEARCH & CONSULTING SERVICES—2.3%
TransUnion	8,941	887,394
Verisk Analytics, Inc.	1,762	506,470

		1,393,864
RESTAURANTS—1.9%
Chipotle Mexican Grill, Inc.*	14,253	831,663
Domino's Pizza, Inc.	675	303,156

		1,134,819
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.5%
Onto Innovation, Inc.*	1,634	334,578
SEMICONDUCTORS—4.9%
Astera Labs, Inc.*	6,303	639,250
Lattice Semiconductor Corp.*	7,964	454,107
Marvell Technology, Inc.	10,597	1,195,978
Monolithic Power Systems, Inc.	1,080	688,360

		2,977,695
TRADING COMPANIES & DISTRIBUTORS—3.7%
Ferguson Enterprises, Inc.	5,065	917,373
FTAI Aviation, Ltd.	6,904	694,059
United Rentals, Inc.	874	662,544

		2,273,976
TOTAL COMMON STOCKS (Cost $41,401,003)		59,849,772
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc. Series E(a),*,@	16,281	280,196
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.5% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	166,009	$ —
TOTAL PREFERRED STOCKS (Cost $1,027,237)		280,196
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		454,256
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		185,832

		640,088
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		640,088
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	225,428	225,428
(Cost $225,428)		225,428

Total Investments (Cost $43,654,854)	100.5%	$60,995,484
Affiliated Securities (Cost $775,000)		640,088
Unaffiliated Securities (Cost $42,879,854)		60,355,396
Liabilities in Excess of Other Assets	(0.5)%	(319,358)
NET ASSETS	100.0%	$60,676,126

CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$454,256	0.7%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	185,832	0.3%
Prosetta Biosciences, Inc., Series D	2/6/15	747,041	—	0.0%
SB Technology, Inc. Series E	10/23/24	280,196	280,196	0.5%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$2,028,423	$920,284	1.5%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.8%
AEROSPACE & DEFENSE—1.3%
Bombardier, Inc., Cl. B*	12,680	$ 742,033
Loar Holdings, Inc.*	5,177	411,468

		1,153,501
APPAREL RETAIL—3.0%
Abercrombie & Fitch Co., Cl. A*	3,314	395,625
Aritzia, Inc.*	28,197	1,356,157
Victoria's Secret & Co.*	25,732	935,616

		2,687,398
APPLICATION SOFTWARE—20.2%
ACI Worldwide, Inc.*	3,538	189,460
AppFolio, Inc., Cl. A*	1,087	254,260
BILL Holdings, Inc.*	10,237	990,634
Blackbaud, Inc.*	11,878	916,388
BlackLine, Inc.*	17,929	1,144,767
Clearwater Analytics Holdings, Inc., Cl. A*	31,310	881,690
Guidewire Software, Inc.*	9,769	2,063,897
InterDigital, Inc.	5,542	1,014,075
Manhattan Associates, Inc.*	6,352	1,324,964
nCino, Inc.*	27,705	942,247
Q2 Holdings, Inc.*	30,162	2,870,517
SPS Commerce, Inc.*	11,756	2,171,098
Vertex, Inc., Cl. A*	60,278	3,481,054

		18,245,051
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Hamilton Lane, Inc., Cl. A	2,548	405,591
BIOTECHNOLOGY—15.8%
Absci Corp.*	221,679	822,429
Akero Therapeutics, Inc.*	29,444	1,592,332
Biohaven, Ltd.*	11,424	436,968
Blueprint Medicines Corp.*	4,512	507,735
Cabaletta Bio, Inc.*	79,260	189,431
CareDx, Inc.*	44,662	1,040,625
Centessa Pharmaceuticals PLC ADR*	18,325	310,059
Denali Therapeutics, Inc.*	16,221	377,949
Forte Biosciences, Inc.*	25,640	407,420
Insmed, Inc.*	12,728	974,710
Instil Bio, Inc.*	5,536	123,231
Larimar Therapeutics, Inc.*	133,688	513,362
Merus NV*	8,327	340,907
MoonLake Immunotherapeutics*	21,597	993,246
Natera, Inc.*	5,140	909,369
NewAmsterdam Pharma Co. NV*	4,064	90,587
Nurix Therapeutics, Inc.*	19,281	380,029
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
BIOTECHNOLOGY—15.8% (CONT.)
Nuvalent, Inc., Cl. A*	15,992	$ 1,372,274
ORIC Pharmaceuticals, Inc.*	32,484	338,483
Revolution Medicines, Inc.*	20,510	880,904
Twist Bioscience Corp.*	17,334	907,782
Vaxcyte, Inc.*	8,963	791,612

		14,301,444
BUILDING PRODUCTS—2.4%
CSW Industrials, Inc.	5,045	1,663,891
The AZEK Co., Inc., Cl. A*	10,050	514,862

		2,178,753
CONSTRUCTION & ENGINEERING—1.3%
Construction Partners, Inc., Cl. A*	5,607	450,803
Tutor Perini Corp.*	30,927	745,031

		1,195,834
CONSUMER FINANCE—0.6%
Upstart Holdings, Inc.*	8,518	551,498
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
BJ's Wholesale Club Holdings, Inc.*	9,113	902,643
EDUCATION SERVICES—1.5%
Duolingo, Inc.*	1,945	707,960
KinderCare Learning Cos., Inc.*	13,485	279,679
Universal Technical Institute, Inc.*	12,267	336,484

		1,324,123
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Enovix Corp.*	79,807	962,472
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	2,953	214,358
ELECTRONIC MANUFACTURING SERVICES—0.8%
Fabrinet*	3,240	700,520
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	22,460	363,627
FOOTWEAR—1.9%
On Holding AG, Cl. A*	27,889	1,669,993
HEALTHCARE EQUIPMENT—3.6%
Beta Bionics, Inc.*	1,408	33,524
Ceribell, Inc.*	5,358	123,288
Glaukos Corp.*	8,123	1,270,762
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	1,387,982
Tandem Diabetes Care, Inc.*	12,791	474,034

		3,289,590
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
HEALTHCARE SERVICES—1.6%
GeneDx Holdings Corp.*	2,198	$ 164,520
Guardant Health, Inc.*	27,991	1,315,017

		1,479,537
HEALTHCARE SUPPLIES—0.3%
Neogen Corp.*	20,895	239,457
HEALTHCARE TECHNOLOGY—0.3%
Health Catalyst, Inc.*	54,201	305,152
HOMEFURNISHING RETAIL—1.1%
RH*	2,297	962,696
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.1%
Gates Industrial Corp. PLC*	123,064	2,546,194
RBC Bearings, Inc.*	5,976	2,084,130

		4,630,324
INTERACTIVE MEDIA & SERVICES—0.8%
Reddit, Inc., Cl. A*	3,513	701,019
INTERNET SERVICES & INFRASTRUCTURE—1.4%
Wix.com Ltd.*	5,472	1,307,206
INVESTMENT BANKING & BROKERAGE—1.4%
Moelis & Co., Cl. A	6,072	475,377
Piper Sandler Cos.	2,421	767,796

		1,243,173
LEISURE FACILITIES—1.9%
Planet Fitness, Inc., Cl. A*	16,002	1,730,776
LIFE SCIENCES TOOLS & SERVICES—5.4%
10X Genomics, Inc., Cl. A*	7,389	110,835
Bio-Techne Corp.	34,076	2,506,290
CryoPort, Inc.*	95,249	718,177
MaxCyte, Inc.*	63,799	287,733
Repligen Corp.*	5,032	836,369
Tempus AI, Inc.*	6,784	389,334

		4,848,738
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC	7,404	466,082
PASSENGER AIRLINES—1.1%
Joby Aviation, Inc.*	120,818	997,957
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech, Ltd., Cl. A*	10,842	517,380
RESTAURANTS—8.5%
Cava Group, Inc.*	8,540	1,153,327
Kura Sushi USA, Inc., Cl. A*	11,130	890,400
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
RESTAURANTS—8.5% (CONT.)
Portillo's, Inc., Cl. A*	38,281	$ 532,489
Shake Shack, Inc., Cl. A*	13,574	1,603,497
The Cheesecake Factory, Inc.	14,552	817,095
Wingstop, Inc.	8,875	2,643,862

		7,640,670
SEMICONDUCTORS—3.4%
Astera Labs, Inc.*	15,363	1,558,116
Rambus, Inc.*	11,390	701,852
Universal Display Corp.	5,297	794,126

		3,054,094
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	7,791	194,619
SPECIALIZED CONSUMER SERVICES—0.3%
European Wax Center, Inc., Cl. A*	36,177	244,195
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	606	96,936
SYSTEMS SOFTWARE—1.9%
CyberArk Software Ltd.*	2,107	781,655
Rapid7, Inc.*	9,426	363,090
Varonis Systems, Inc.*	13,045	591,721

		1,736,466
TRADING COMPANIES & DISTRIBUTORS—1.0%
Xometry, Inc., Cl. A*	26,280	872,759
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Marqeta, Inc., Cl. A*	92,020	354,277
TOTAL COMMON STOCKS (Cost $57,346,113)		83,769,909
PREFERRED STOCKS—4.5%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	133,263	—
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Chime Financial, Inc.,Series G(a),*,@	114,399	3,870,118
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-1(a),*,@	152,864	204,838
TOTAL PREFERRED STOCKS (Cost $8,653,651)		4,074,956
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	6,299
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0% (CONT.)
BIOTECHNOLOGY—0.0% (CONT.)
Tolero CDR(a),*,@	528,559	$ —

		6,299
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	33,472
TOTAL RIGHTS (Cost $285,726)		39,771
SPECIAL PURPOSE VEHICLE—1.5%
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,053,048
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		268,424

		1,321,472
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		1,321,472
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	1,556,906	1,556,906
(Cost $1,556,906)		1,556,906

Total Investments (Cost $69,442,396)	100.5%	$90,763,014
Affiliated Securities (Cost $1,600,000)		1,321,472
Unaffiliated Securities (Cost $67,842,396)		89,441,542
Liabilities in Excess of Other Assets	(0.5)%	(476,893)
NET ASSETS	100.0%	$90,286,121

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Chime Financial, Inc.,Series G	8/24/21	$7,901,516	$3,870,118	4.3%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	1,053,048	1.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	268,424	0.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/2024	—	33,472	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	1,387,982	1.6%
Impulse Dynamics PLC, Series F-1	2/5/2024	152,451	204,838	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,299	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	—	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$12,296,317	$6,824,181	7.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$381,667,126	$381,667,126	$—	$—
Consumer Discretionary	349,957,566	344,225,548	5,732,018	—
Energy	6,923,083	6,923,083	—	—
Financials	122,059,566	122,059,566	—	—
Healthcare	133,244,918	133,244,918	—	—
Industrials	191,906,706	191,906,706	—	—
Information Technology	1,054,442,789	1,054,442,789	—	—
Utilities	66,737,604	66,737,604	—	—
TOTAL COMMON STOCKS	$2,306,939,358	$2,301,207,340	$5,732,018	$—
PREFERRED STOCKS
Information Technology	29,759,019	—	—	29,759,019
REAL ESTATE INVESTMENT TRUST
Real Estate	5,759,713	5,759,713	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,539,704	—	—	2,539,704
TOTAL INVESTMENTS IN SECURITIES	$2,344,997,794	$2,306,967,053	$5,732,018	$32,298,723

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$341,087,443	$341,087,443	$—	$—
Consumer Discretionary	247,607,243	247,607,243	—	—
Energy	19,049,974	19,049,974	—	—
Financials	107,807,388	107,807,388	—	—
Healthcare	95,164,908	95,164,908	—	—
Industrials	247,536,308	247,536,308	—	—
Information Technology	944,647,937	944,647,937	—	—
Utilities	101,681,271	101,681,271	—	—
TOTAL COMMON STOCKS	$2,104,582,472	$2,104,582,472	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	73,740,175	—	—	73,740,175
TOTAL PREFERRED STOCKS	$73,740,175	$—	$—	$73,740,175
TOTAL INVESTMENTS IN SECURITIES	$2,178,322,647	$2,104,582,472	$—	$73,740,175

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,087,070	$5,087,070	$—	$—
Consumer Discretionary	5,825,112	5,825,112	—	—
Consumer Staples	544,909	544,909	—	—
Financials	6,650,854	6,650,854	—	—
Healthcare	5,265,308	5,265,308	—	—
Industrials	13,104,427	13,104,427	—	—
Information Technology	18,908,624	18,908,624	—	—
Materials	817,268	817,268	—	—
Real Estate	2,143,758	2,143,758	—	—
Utilities	1,502,442	1,502,442	—	—
TOTAL COMMON STOCKS	$59,849,772	$59,849,772	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	280,196	—	—	280,196
TOTAL PREFERRED STOCKS	$280,196	$—	$—	$280,196
RIGHTS
Healthcare	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	640,088	—	—	640,088
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	225,428	225,428	—	—
TOTAL INVESTMENTS IN SECURITIES	$60,995,484	$60,075,200	$—	$920,284

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$701,019	$701,019	$—	$—
Consumer Discretionary	16,259,851	16,259,851	—	—
Consumer Staples	1,978,269	1,978,269	—	—
Energy	466,082	466,082	—	—
Financials	2,554,539	2,554,539	—	—
Healthcare	24,463,918	23,075,936	—	1,387,982
Industrials	11,991,600	11,991,600	—	—
Information Technology	25,257,695	25,257,695	—	—
Materials	96,936	96,936	—	—
TOTAL COMMON STOCKS	$83,769,909	$82,381,927	$—	$1,387,982
PREFERRED STOCKS
Healthcare	204,838 [1]	—	—	204,838 [1]
Information Technology	3,870,118	—	—	3,870,118
TOTAL PREFERRED STOCKS	$4,074,956	$—	$—	$4,074,956

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Healthcare	$39,771 [2]	$—	$—	$39,771 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,321,472	—	—	1,321,472
SHORT-TERM INVESTMENTS
Money Market Funds	1,556,906	1,556,906	—	—
TOTAL INVESTMENTS IN SECURITIES	$90,763,014	$83,938,833	$—	$6,824,181

[1]
Alger Focus Equity Fund's, Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's
holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

[2]
Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

[3]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$7,667,569
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(68,497)
Purchases and Sales/Distributions
Purchases	22,159,947
Sales/Distributions	—
Closing balance at January 31, 2025	29,759,019
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(68,497)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,671,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(132,225)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,539,704
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(132,225)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$14,839,477*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	58,900,698
Sales/Distributions	—
Closing balance at January 31, 2025	73,740,175*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$280,196*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	280,196*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$131,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(131,108)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(131,108)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$673,413
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(33,325)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	640,088
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(33,325)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2024	$1,546,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(158,124)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,387,982
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(158,124)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$4,283,941*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(208,535)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	4,074,956*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(208,535)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$203,664
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(163,893)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	39,771
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(163,893)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,390,272
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(68,800)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,321,472
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(68,800)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation institutional Fund
Preferred Stocks	$29,759,019	Market Approach	Revenue Multiple	9.00x - 22.57x	13.18x
Special Purpose Vehicle	2,539,704	Market Approach	Revenue Multiple	9.00x	N/A*
Alger Focus Equity Fund
Preferred Stocks	73,740,175	Market Approach	Revenue Multiple	10.77x - 22.57x	14.40x
	—**	Income Approach	Discount Rate	100%	N/A*
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	280,196	Market Approach	Revenue Multiple	22.57x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A*

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Rights	$—***	Income Approach	Discount Rate	100%	N/A*
Special Purpose Vehicle	640,088	Market Approach	Revenue Multiple	9.00x	N/A*
Alger Small Cap Growth Institutional Fund
Common Stocks	1,387,982	Market Approach	Revenue Multiple	1.11x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	4,074,956	Market Approach	Revenue Multiple	1.11x - 9.00x	8.60x
Rights	39,771	Income Approach	Discount Rate Probability of Success	5.24%-100% 12% - 44%	5.24% 38.93%
	—***	Income Approach	Discount Rate	100%	N/A*
Special Purpose Vehicle	1,321,472	Market Approach	Revenue Multiple	9.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.
***	Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended January 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(132,225)	$2,539,704
Total	—	—	—	—	$—	$—	$(132,225)	$2,539,704

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(23,650)	$454,256
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(9,675)	185,832
Total	—	—	—	—	$—	$—	$(33,325)	$640,088

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(54,825)	$1,053,048
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(13,975)	268,424
Total	—	—	—	—	$—	$—	$(68,800)	$1,321,472

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2025.